Debt (Details Narrative) (10-K) - USD ($)							6 Months Ended		12 Months Ended
	May 18, 2020	Jan. 15, 2020	Oct. 17, 2019	Feb. 08, 2019	Jan. 02, 2018	Jan. 02, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Discount on debt										$ 29,122
Beneficial conversion features								$ 190,000	$ 190,000	365,878
Proceeds from convertible debt							$ 75,000	$ 147,500	92,500
Holder [Member] | Treatment as a Capital Contribution [Member]
Loss on debt extinguishment				$ 216,460
2018 Debentures [Member]
Discount on debt									156,394
Revised Debentures [Member]
Debt interest percentage				10.00%
Stock conversion price				$ 10.00
Discount on debt				$ 53,333
Additional conversion of shares				266,667
Loss on debt extinguishment				$ 269,793
Legal fees				2,500
Beneficial conversion features				$ 160,000
2019 Debentures [Member]
Discount on debt									31,434
FirstFire Global Opportunities Fund LLC [Member] | First Fire Global Opportunities Fund LLC [Member]
Aggregate principal sold amount		$ 85,250
Additional conversion of shares	5,000
Legal fees		$ 2,500
FirstFire Global Opportunities Fund LLC [Member] | 2018 Debentures [Member]
Aggregate principal sold amount									415,000
Stock conversion price					$ 10.00	$ 10.00
Beneficial ownership, percentage					4.99%
Discount on debt					$ 395,000	$ 395,000
Original discount issuance									6,106	$ 137,125
FirstFire Global Opportunities Fund LLC [Member] | 2018 Debentures [Member] | Holder [Member]
Stock conversion price					$ 15.00	$ 15.00
Beneficial ownership, percentage						4.99%
FirstFire Global Opportunities Fund LLC [Member] | 2019 Debentures [Member]
Aggregate principal sold amount									150,000
Stock conversion price				$ 10.00
Beneficial ownership, percentage				4.99%
Discount on debt				$ 97,500
Original discount issuance									85,124
FirstFire Global Opportunities Fund LLC [Member] | 2019 Note [Member]
Aggregate principal sold amount									92,500
Original discount issuance									$ 12,000
FirstFire Global Opportunities Fund LLC [Member] | 2019 Note [Member] | First Fire Global Opportunities Fund LLC [Member]
Aggregate principal sold amount			$ 110,000
Debt interest percentage			8.00%
Debt maturity date			Oct. 17, 2020
Legal fees			$ 5,000
Original discount issuance			10,000
Proceeds from convertible debt			100,000
Debt instrument monthly principal payment			$ 6,000
Repayment of note percentage			115.00%
Debt default interest rate			15.00%
Note description			(A) the amount to be redeemed multiplied by (B) 125%. In addition, upon an event of default, the conversion price would be the lower of (i) the Fixed Conversion Price or (ii) 75% of the lowest closing price of our common stock during the 10 trading days prior to the conversion date.
FirstFire Global Opportunities Fund LLC [Member] | 2019 Note [Member] | Holder [Member]
Stock conversion price			$ 10.00
Beneficial ownership, percentage			4.99%
FirstFire Global Opportunities Fund LLC [Member] | Two Directors [Member]
Aggregate principal sold amount				$ 150,000	$ 400,000	$ 400,000
Debt interest percentage				10.00%	12.00%	12.00%
Debt maturity date				Feb. 08, 2021		Jan. 02, 2020
FirstFire Global Opportunities Fund LLC [Member] | Two Directors [Member] | 2018 Debentures [Member]
Aggregate principal sold amount					$ 400,000	$ 400,000
Debt interest percentage					12.00%	12.00%
Debt maturity date						Jan. 02, 2020
FirstFire Global Opportunities Fund LLC [Member] | Two Directors [Member] | 2019 Debentures [Member]
Aggregate principal sold amount				$ 150,000
Debt interest percentage				10.00%
Debt maturity date				Feb. 08, 2021